Transactions with Affiliates	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Transactions with Affiliates
Transactions with Affiliates

SemGroup Corporation (“SemGroup”) holds ownership interests in our general partner. We sell product to and purchase product from SemGroup, and these transactions are included within revenues and cost of sales, respectively, in our consolidated statements of operations. We also lease crude oil storage from SemGroup.

We purchase ethanol from E Energy Adams, LLC, an equity method investee (see Note 2). These transactions are reported within cost of sales in our consolidated statements of operations.

Certain members of our management and members of their families as well as other associated parties own interests in entities from which we have purchased products and services and to which we have sold products and services. During the year ended March 31, 2018, $0.8 million of these transactions were capital expenditures and were recorded as increases to property, plant and equipment.

The following table summarizes these related party transactions for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Sales to SemGroup	$606	$3,866	$43,825
Purchases from SemGroup	$5,034	$12,254	$53,209
Sales to equity method investees	$294	$692	$14,836
Purchases from equity method investees	$66,820	$121,336	$113,780
Sales to entities affiliated with management	$268	$290	$318
Purchases from entities affiliated with management	$3,870	$15,209	$45,197

Accounts receivable from affiliates consist of the following at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Receivables from SemGroup	$49	$6,668
Receivables from NGL Energy Holdings LLC	4,693	—
Receivables from equity method investees	6	15
Receivables from entities affiliated with management	24	26
Total	$4,772	$6,709

Amounts in the table above do not include accounts receivable from affiliates related to the Retail Propane segment, as these amounts have been classified as assets held for sale within our consolidated balance sheets (see Note 17).

Accounts payable to affiliates consist of the following at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Payables to SemGroup	$—	$6,571
Payables to equity method investees	8	1,306
Payables to entities affiliated with management	1,246	41
Total	$1,254	$7,918

At March 31, 2018 and 2017, we had a loan receivable from Victory Propane, an equity method investee (see Note 2), of $1.2 million (net of our proportionate share of its losses of $0.3 million) and $3.2 million, respectively, with an initial maturity date of March 31, 2021, which can be extended for successive one-year periods unless one of the parties terminates the loan agreement.

Other Related Party Transactions

Repurchase of Warrants

On June 23, 2017, we repurchased outstanding warrants, as discussed further in Note 10, from funds managed by Oaktree, who are represented on the board of directors of our general partner. On April 26, 2018, we repurchased outstanding warrants, as discussed further in Note 18, from funds managed by Oaktree, who are represented on the board of directors of our general partner.

Victory Propane

During the three months ended December 31, 2017 we completed a transaction with Victory Propane, an equity method investee (See Note 2), to purchase Victory Propane’s Michigan assets. We paid Victory Propane $6.4 million in cash and received current assets, property, plant and equipment and customers. The allocation of the consideration was as follows:

Current assets	$276
Property, plant and equipment	1,366
Intangible assets (customer relationships)	4,782
Fair value of net assets acquired	$6,424

Victory Propane recognized a gain on this transaction. As all intra-entity profits and losses are eliminated between an investor and investee until realized, we have eliminated our proportionate share of the gain from this transaction on our books. As a result, our underlying equity in the net assets of Victory Propane exceeds our investment (see Note 2), and this difference will be amortized as income over the remaining life of the noncurrent assets acquired or until they are sold.

Victory Propane used a portion of the proceeds to pay off the outstanding balance of their note payable to us of $4.2 million and paid $2.0 million in distributions to the owners, including us.

Grassland

We previously had a loan receivable from Grassland Water Solutions, LLC (“Grassland”) and during the three months ended June 30, 2016, we received loan payments of $0.7 million from Grassland in accordance with the loan agreement. On June 3, 2016, we acquired the remaining 65% ownership interest in Grassland. Prior to the completion of this transaction, we accounted for our previously held 35% ownership interest in Grassland using the equity method of accounting. As we owned a controlling interest in Grassland, we revalued our previously held 35% ownership interest to fair value of $0.8 million and recorded a loss of $14.9 million. As the amount paid (cash plus the fair value of our previously held ownership interest) was less than the fair value of the assets acquired and liabilities assumed, we recorded a bargain purchase gain of $0.6 million. Once we acquired the remaining ownership interest in Grassland, the loan receivable was eliminated as Grassland was consolidated in our consolidated financial statements. As a result of the acquisition, we incurred an impairment charge of $1.7 million to write down the loan receivable to its fair value, which was reported within (gain) loss on disposal or impairment of assets, net in our consolidated statement of operations. On November 29, 2016, we sold Grassland and received proceeds of $22.0 million and recorded a loss on disposal of $2.3 million during the three months ended December 31, 2016. This loss is reported within (gain) loss on disposal or impairment of assets, net in our consolidated statement of operations.